Benefit Plans (Movements in Other Comprehensive Earnings (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization:
Net losses	$ 185	$ 105	$ 84
Prior service cost	10	8	10
Net transition obligation	1	1
Other income/expense:
Net loss	4	3	(1)
Prior service cost			3
Deferred income taxes	(37)	(23)	(20)
Amounts transferred to earnings as components of net periodic benefit cost	163	94	76
Other movements during the year:
Net losses	(1,091)	(1,160)	(358)
Prior service cost	4	(17)	(3)
Deferred income taxes	144	148	43
Other movements during the year	(943)	(1,029)	(318)
Total movements in other comprehensive losses	780	935	242
Pension [Member]
Amortization:
Net losses	129	63	44
Prior service cost	10	9	10
Net transition obligation	1	1
Other income/expense:
Net loss	4	3	(1)
Prior service cost			3
Deferred income taxes	(20)	(10)	(8)
Amounts transferred to earnings as components of net periodic benefit cost	124	66	48
Other movements during the year:
Net losses	(931)	(1,042)	(294)
Prior service cost	0	(17)	(3)
Deferred income taxes	98	110	23
Other movements during the year	(833)	(949)	(274)
Total movements in other comprehensive losses	709	883	226
Postretirement [Member]
Amortization:
Net losses	3	3	1
Prior service cost	0	(1)	0
Net transition obligation	0	0
Other income/expense:
Net loss	0	0	0
Prior service cost			0
Deferred income taxes	(1)	(1)	0
Amounts transferred to earnings as components of net periodic benefit cost	2	1	1
Other movements during the year:
Net losses	(31)	(11)	(20)
Prior service cost	4	0	0
Deferred income taxes	8	5	6
Other movements during the year	(19)	(6)	(14)
Total movements in other comprehensive losses	17	5	13
Postemployment Benefit Plans [Member]
Amortization:
Net losses	53	39	39
Prior service cost	0	0	0
Net transition obligation	0	0
Other income/expense:
Net loss	0	0	0
Prior service cost			0
Deferred income taxes	(16)	(12)	(12)
Amounts transferred to earnings as components of net periodic benefit cost	37	27	27
Other movements during the year:
Net losses	(129)	(107)	(44)
Prior service cost	0	0	0
Deferred income taxes	38	33	14
Other movements during the year	(91)	(74)	(30)
Total movements in other comprehensive losses	$ 54	$ 47	$ 3